Fair Value Measurements - Schedule of Quantitative Information of Assets Measured at Fair Value on Nonrecurring Basis (Detail) - Level III [Member] $ in Thousands	Dec. 31, 2018 USD ($) yr	Dec. 31, 2017 USD ($) yr mo
Valuation Technique, Discounted Cash Flow [Member] | Impaired Loans [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Estimate	$ 636	$ 551
Valuation Technique, Discounted Cash Flow [Member] | Minimum [Member] | Impaired Loans [Member] | Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired loan, measurement input	1.2	4.0
Impaired loan, measurement input	1.2	4.0
Valuation Technique, Discounted Cash Flow [Member] | Minimum [Member] | Impaired Loans [Member] | Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired loan, measurement input	0.051	0.044
Impaired loan, measurement input	0.051	0.044
Valuation Technique, Discounted Cash Flow [Member] | Maximum [Member] | Impaired Loans [Member] | Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired loan, measurement input | yr	26.5	24.5
Impaired loan, measurement input | yr	26.5	24.5
Valuation Technique, Discounted Cash Flow [Member] | Maximum [Member] | Impaired Loans [Member] | Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired loan, measurement input	0.075	0.075
Impaired loan, measurement input	0.075	0.075
Valuation Technique, Discounted Cash Flow [Member] | Weighted Average [Member] | Impaired Loans [Member] | Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired loan, measurement input	10.9	20.3
Impaired loan, measurement input	10.9	20.3
Valuation Technique, Discounted Cash Flow [Member] | Weighted Average [Member] | Impaired Loans [Member] | Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired loan, measurement input	0.059	0.053
Impaired loan, measurement input	0.059	0.053
Appraisal of Collateral [Member] | Impaired Loans [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Estimate		$ 1,522
Impaired loan, measurement input		(0.100)
Impaired loan, measurement input		(0.100)
Appraisal of Collateral [Member] | Other Real Estate Owned [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Estimate	$ 99
Impaired loan, measurement input	(0.10)
Impaired loan, measurement input	(0.10)
Appraisal of Collateral [Member] | Minimum [Member] | Impaired Loans [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired loan, measurement input		0.000
Impaired loan, measurement input		0.000
Appraisal of Collateral [Member] | Maximum [Member] | Impaired Loans [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired loan, measurement input		(0.250)
Impaired loan, measurement input		(0.250)
Appraisal of Collateral [Member] | Weighted Average [Member] | Impaired Loans [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired loan, measurement input		(0.068)
Impaired loan, measurement input		(0.068)
Appraisal of Collateral [Member] | Weighted Average [Member] | Other Real Estate Owned [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired loan, measurement input	(0.33)
Impaired loan, measurement input	(0.33)